Acquisition of 39PU	6 Months Ended
Dec. 31, 2020
Asset Acquisition [Abstract]
ACQUISITION OF 39PU
4.	ACQUISITION OF 39PU

On October 2, 2019, the Company completed the acquisition of 51% equity interest in 39Pu, which is engaged in the distribution of dark tea and based in Hunan Province, China. Under the terms of the purchase agreement, the consideration was comprised of cash consideration of $2.4 million and share consideration of 10,000,000 Ordinary Shares, at a per share price of $0.34. In addition, a contingent cash consideration of $0.6 million and a share consideration of $1.2 million will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39Pu in its next fiscal years. On October 17 and 28, 2019, the Company paid the share consideration of 10,000,000 Ordinary Shares and the cash consideration of $2.4 million, respectively. Upon the close of the acquisition and as of June 30, 2020, the Company did not pay the contingent consideration due to 39Pu's financial performance for the three months ended December 31, 2019 not reaching the earn-out payment condition.   In addition, due to the effects of COVID-19, the financial performance of 39Pu for the year ended June 30, 2020 did not meet the earn-out payment condition.

The acquisition had been accounted for as a business combination and the results of operations of 39Pu have been included in the Company's consolidated financial statements from the acquisition date. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent preliminary valuation report and management's experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition, using the exchange rate of 7.1489 on that day.

Fair value
Net tangible assets	$3,509,468
Goodwill	7,863,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	$5,800,000